Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense by nature [line items]
Royalties expensed	£ 185	£ 191	£ 242
Other product costs	353	349	466
Employee benefit expense	1,365	1,337	1,452
Contract labour	69	67	139
Employee-related expense	21	30	94
Promotional costs	239	233	254
Depreciation of property, plant and equipment	241	125	123
Property and facilities	124	85	96
Technology and communications	215	216	196
Professional and outsourced services	477	498	480
Other general and administrative costs	58	71	104
Costs capitalised	(447)	(460)	(465)
Other net gains and losses	(63)	(178)	(16)
Other income	(37)	(45)	(54)
Total	3,246	2,991	3,648
Product development assets [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets – other	279	280	271
Software [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets – other	117	112	115
Other acquired intangibles [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets – other	£ 50	£ 80	£ 151